Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits with third-party payment channels	[1]	¥ 210,825		¥ 190,037
Interest receivable		118,756		105,450
Deposits at third party broker	[2]	71,653
Input VAT	[3]	69,656		107,879
Advance to suppliers	[4]	66,692		80,419
Deferred platform commission cost		35,398		35,922
Prepaid income tax and other expenses		16,686		19,738
Corporate lending receivable	[5]			40,000
Others		24,030		19,555
Prepaid expenses and other current assets		¥ 613,696	$ 94,053	¥ 599,000

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	On September 7, 2020, the Company engaged Credit Suisse Securities(USA) LLC (“Credit Suisse”) as agent to facilitate the share repurchase program. During the year ended December 31, 2020, the Company deposited US$60,000 at Credit Suisse, of which US$49,019 has been used to repurchase total 7,181,576 shares as of December 31, 2020.
[3]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[4]	Advance to suppliers were primarily for advertising fees and related service fees.
[5]	Corporate lending receivable was a loan to a third-party entity during 2018, which matured in June 2020. The annual interest rate is 10%, which can be waived if certain conditions are met. The third-party entity repaid RMB8,000 during the year ended December 31, 2020. The Company then assessed the collectability of the remaining loan balance as not probable, and thus recorded impairment loss in full amounting to RMB32,000 for the year ended December 31, 2020.